UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment  [  ];  Amendment Number:

This Amendment:   [  ]  is a restatement.
                  [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             JBT CAPITAL INC.
Address:          900 Third Avenue, 11th Floor
                  Suite 1103
                  New York, NY 10022

Form 13F File Number:  028-05205

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Danielle Rosenberg
Title:                              Controller
Phone:                              212-750-3220

Signature, Place, and Date of Signing:

Danielle Rosenberg                 New York, NY                       01/14/04
--------------                   ----------------                   ----------
Signature                          City, State                          Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


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                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:              $38,475

List of Other Included Managers:                     None

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                                                           FORM 13F-HR

                                                     QUARTER ENDING 06/30/02
               COLUMN 1                 COLUMN 2   COLUMN 3    COLUMN 4   COLIMN 5               COLUMN 6    COL 7      COLUMN 8
               --------                 --------   --------   ---------- ----------              --------    -----      --------
                                         TITLE       CUSIP     VALUE       SHRS/     SH/  PUT/  INV. DISCR  OTHER    VOT AUTHOR.
            NAME OF ISSUER              OF CLASS    NUMBER     (x$1000)   PRN AMT   PRN   CALL  SOLE  SHRD   MGR    SOLE  SHRD  NONE
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO SA            OMMON - ADR     879403-78-0    4,955    150,000   SH            X                   X
ALLEGIANCE TELECOM                     COMMON     01747T-10-2       26    734,900   SH            X                   X
AMGEN COM                              COMMON     031162-10-0    2,292     37,100   SH            X                   X
BLOCKBUSTER INC                        COMMON     093679-10-8    1,660     92,500   SH            X                   X
COMCAST CORP CL A                      COMMON     20030N-10-1    2,437     74,200   SH            X                   X
CONESCO INC                            COMMON     208464-88-3    2,014     92,400   SH            X                   X
CORVIS CORP                            COMMON     221009-10-3    1,570    923,300   SH            X                   X
IMCLONE SYS INC COM                    COMMON     45245W-10-9    1,471     37,100   SH            X                   X
J.P. MORGAN CHASE & CO                 COMMON     46625H-10-0    2,722     74,100   SH            X                   X
LEVEL 3 COMMUNICATIONS INC             COMMON     52729N-10-0    5,016    881,600   SH            X                   X
POLYMEDIA CORP COM                     COMMON     731738-10-0    1,265     48,000   SH            X                   X
RUSS BERRIE & CO                       COMMON     782233-10-0    4,810    141,900   SH            X                   X
SAFEWAY INC COM                        COMMON     786514-20-8    2,029     92,600   SH            X                   X
WYETH                                  COMMON     983024-10-0    3,150     74,200   SH            X                   X
ZILOG INC                              COMMON     989524-20-2      544    104,600   SH            X                   X
TOMMY HILFIGER CORP                    COMMON     G8915Z-10-2    2,190    147,900   SH            X                   X
CALL BVF JAN 30                       OPTIONS     09067J-AA-J        2        370   SH      CALL  X                   X
CALL PM JAN 22.5                      OPTIONS     731738-AA-E      152        371   SH      CALL  X                   X
CALL QTH JAN 30                       OPTIONS     902984-AB-D      148        370   SH      CALL  X                   X
CALL CIQ JAN 60                       OPTIONS     170040-AC-C        4        150   SH      CALL  X                   X
CALL UVA JAN 25                       OPTIONS     67066G-AC-0       15        500   SH      CALL  X                   X
CALL ERQ JAN 27.5                     OPTIONS     817315-AB-A        2        150   SH      CALL  X                   X
                                                                ------
                                                                38,475



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